INCOME TAX (Details 3) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets, current
Allowance for doubtful accounts	$ 9,172	$ 9,838
Inventory provision	179	205
Provision for contract loss	694	917
Long-term assets	13	13
Deferred revenue	3,220	3,522
Deferred subsidies	1,654	1,020
Warranty liabilities	829	1,322
Recognition of intangible assets	(2)	57
Accrued payroll	998	960
Net operating loss carry forward	9,801	6,361
Valuation allowance	(10,160)	(6,307)
Total deferred tax assets, current	16,398	17,908
Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	(10,071)	(16,068)
Recognition of intangible assets	0	(1,060)
PRC dividend withholding tax	(2,949)	(3,010)
Others	2	(24)
Total deferred tax liabilities, current	(13,018)	(20,162)
Net deferred tax assets, current	7,730	6,659
Deferred tax liabilities	4,350	8,913
Deferred tax assets, non-current
Long-term assets	112	699
Deferred subsidies	333	2,642
Net operating loss carryforward	1,573	0
Warranty liabilities	332	874
Others	192	(16)
Total deferred tax assets, non-current	2,542	4,199
Deferred tax liabilities, non-current
Share of net gains of equity investees	(2,520)	(1,733)
Property, plant and equipment	(38)	0
Intangible assets and other non-current assets	(5,552)	(330)
Total deferred tax liabilities, non-current	(8,110)	(2,063)
Net deferred tax assets-non-current	1,121	2,195
Net deferred tax liabilities-non-current	$ (6,689)	$ (59)